Business and summary of significant accounting policies (Concentrations of credit risk) (Details) (USD $)				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Accounts Receivable [Member] Hotels [Member]	Dec. 31, 2012 Accounts Receivable [Member] Hotels [Member]	Dec. 31, 2013 Accounts Receivable [Member] Landlord at Midtown [Member]	Dec. 31, 2012 Accounts Receivable [Member] Landlord at Midtown [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage				66.00%	65.00%	11.00%	6.00%
Allowance for Doubtful Accounts Receivable, Current	$ 164,004	$ 164,004
Cash, Uninsured Amount	$ 11,147,927	$ 352,482